Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:[4]
Year	Summary Compensation Table Total for Glenn L. Kellow [1] ($)	Compensation Actually Paid to Glenn L. Kellow [1,2,3] ($)	Summary Compensation Table Total for James C. Grech [1] ($)	Compensation Actually Paid to James C. Grech [1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)[4]	Net Income ($)[5]	Adjusted EBITDA[6] ($)
2024	$—	$—	6,972,467	7,275,899	2,510,874	2,590,603	234.77	208.99	403,500,000	871,700,000
2023	$—	$—	5,879,892	4,805,574	2,630,479	2,504,778	269.27	218.23	815,600,000	1,363,900,000
2022	$—	$—	3,811,296	8,016,084	2,172,769	4,353,640	289.69	178.99	1,319,100,000	1,844,700,000
2021	8,753,812	11,945,403	4,239,272	4,777,733	2,195,035	3,284,553	110.42	157.75	371,400,000	916,700,000
2020	6,352,911	(795,179)	$—	$—	1,751,662	719,821	26.43	116.44	(1,873,800,000)	258,800,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)Glenn L. Kellow was our PEO from May 2015 to June 2021. James C. Grech was our PEO from June 2021 to present. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Mark A. Spurbeck	Mark A. Spurbeck	Mark A. Spurbeck	Mark A. Spurbeck	Mark A. Spurbeck
Darren R. Yeates	Darren R. Yeates	Darren R. Yeates	Darren R. Yeates	Darren R. Yeates
Marc E. Hathhorn	Marc E. Hathhorn	Marc E. Hathhorn	Marc E. Hathhorn	Scott T. Jarboe
Kemal Williamson	Scott T. Jarboe	Scott T. Jarboe	Scott T. Jarboe	Patrick J. Forkin III
Amy B. Schwetz	Kemal Williamson			Marc E. Hathhorn
Charles F. Meintjes

Peer Group Issuers, Footnote
(4)The Peer Group TSR set forth in this table utilizes the S&P Metals and Mining Select Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P Metals and Mining Select Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for James C. Grech ($)	Exclusion of Stock Awards for James C. Grech ($)	Inclusion of Equity Values for James C. Grech ($)	Compensation Actually Paid to James C. Grech ($)
2024	6,972,467	(3,732,274)	4,035,706	7,275,899

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,510,874	(1,064,864)	1,144,593	2,590,603
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for James C. Grech ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for James C. Grech ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for James C. Grech ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for James C. Grech ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for James C. Grech ($)	Total - Inclusion of Equity Values for James C. Grech ($)
2024	3,916,102	28,919	$—	90,685	$—	4,035,706

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,120,041	8,936	$—	15,616	$—	1,144,593

Non-PEO NEO Average Total Compensation Amount	$ 2,510,874	$ 2,630,479	$ 2,172,769	$ 2,195,035	$ 1,751,662
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,590,603	2,504,778	4,353,640	3,284,553	719,821
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for James C. Grech ($)	Exclusion of Stock Awards for James C. Grech ($)	Inclusion of Equity Values for James C. Grech ($)	Compensation Actually Paid to James C. Grech ($)
2024	6,972,467	(3,732,274)	4,035,706	7,275,899

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,510,874	(1,064,864)	1,144,593	2,590,603
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for James C. Grech ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for James C. Grech ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for James C. Grech ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for James C. Grech ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for James C. Grech ($)	Total - Inclusion of Equity Values for James C. Grech ($)
2024	3,916,102	28,919	$—	90,685	$—	4,035,706

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,120,041	8,936	$—	15,616	$—	1,144,593

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs and the cumulative TSR over the five most recently completed fiscal years for the Company and the Peer Group TSR.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and our Adjusted EBITDA during the five most recently completed fiscal years. This non-GAAP measure is defined and reconciled to the nearest GAAP measure in Appendix B.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs and the cumulative TSR over the five most recently completed fiscal years for the Company and the Peer Group TSR.

Tabular List, Table

Free Cash Flow
Production Volume
Environmental Reclamation
Adjusted EBITDA
Clean Cash Cost Per Ton
TRIFR
Safety & Sustainability MS

Total Shareholder Return Amount	$ 234.77	269.27	289.69	110.42	26.43
Peer Group Total Shareholder Return Amount	208.99	218.23	178.99	157.75	116.44
Net Income (Loss)	$ 403,500,000	$ 815,600,000	$ 1,319,100,000	$ 371,400,000	$ (1,873,800,000)
Company Selected Measure Amount	871,700,000	1,363,900,000	1,844,700,000	916,700,000	258,800,000
Additional 402(v) Disclosure
(2)The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
	(5)The 2024 Proxy Statement reflected net income of $759,600,000. The 2025 Proxy Statement has been updated to reflect actual net income of $815,600,000.
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name	Production Volume
Measure:: 3
Pay vs Performance Disclosure
Name	Environmental Reclamation
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(6)We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. This performance measure may not have been the most important financial performance measure in prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is a non-GAAP measure and is defined and reconciled to the nearest GAAP measure in Appendix B to this proxy statement.
Measure:: 5
Pay vs Performance Disclosure
Name	Clean Cash Cost Per Ton
Measure:: 6
Pay vs Performance Disclosure
Name	TRIFR
Measure:: 7
Pay vs Performance Disclosure
Name	Safety & Sustainability MS
James C. Grech [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,972,467	$ 5,879,892	$ 3,811,296	$ 4,239,272
PEO Actually Paid Compensation Amount	7,275,899	$ 4,805,574	8,016,084	4,777,733
PEO Name		James C. Grech
Glenn L. Kellow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	8,753,812	$ 6,352,911
PEO Actually Paid Compensation Amount			$ 0	$ 11,945,403	$ (795,179)
PEO Name					Glenn L. Kellow
PEO | James C. Grech [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,732,274)
PEO | James C. Grech [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,035,706
PEO | James C. Grech [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,916,102
PEO | James C. Grech [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,919
PEO | James C. Grech [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James C. Grech [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,685
PEO | James C. Grech [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,064,864)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,144,593
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,120,041
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,936
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,616
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0